Investment Income	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investment Income
9	Investment income

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Interest income
Financial assets at amortized cost	304,627	479,043	341,617
Financial assets purchased under reverse repurchase agreements	29,328	83,763	76,737

	333,955	562,806	418,354

Realized gains
Financial assets at fair value through profit or loss	1,163,988	991,437	1,099,568
Financial assets at amortized cost	—	80,866	—

	1,163,988	1,072,303	1,099,568

Net change in unrealized gains/(losses)
Financial assets at fair value through profit or loss (Note 17)	(558,044)	(483,356)	(212,297)

	939,899	1,151,753	1,305,625